Payments, by Government - 12 months ended Jun. 30, 2023 - ZAR (R) R in Millions	Taxes	Fees	Total Payments
Total	R 325.8	R 4.0	R 329.8
DRDGOLD Limited [Member]
Total	39.2		39.2
DRDGOLD Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total	39.2		39.2
Ergo Mining Proprietary Limited [Member]
Total	80.8	3.0	83.8
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total	80.8		80.8
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | Department Of Water And Sanitation [Member]
Total		0.2	0.2
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | Mine Health And Safety Council [Member]
Total		0.5	0.5
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total		1.2	1.2
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | South African Nuclear Energy Corporation [Member]
Total		1.1	1.1
Far West Gold Recoveries Proprietary Limited [Member]
Total	200.1	1.0	201.1
Far West Gold Recoveries Proprietary Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total	200.1		200.1
Far West Gold Recoveries Proprietary Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total		0.6	0.6
Far West Gold Recoveries Proprietary Limited [Member] | SOUTH AFRICA | South African Nuclear Energy Corporation [Member]
Total		R 0.4	0.4
Ergo Mining Operations Proprietary Limited [Member]
Total	5.7		5.7
Ergo Mining Operations Proprietary Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total	R 5.7		R 5.7